Financial risk management (Tables)	6 Months Ended
Jun. 30, 2026
Financial risk management
Schedule of financial instruments by category

	30 June	31 December
	2026	2025
	US$’000	US$’000
Equity financial assets, at FVOCI	—	11,710
Equity financial assets, at FVPL	2,294	1,597
Derivative assets measured at fair value	51,104	29,011
Derivative liabilities measured at fair value	(60,369)	(24,809)
Financial assets at amortised cost	665,787	432,888
Financial liabilities at amortised cost	(1,122,810)	(1,049,304)

Schedule of fair values by levels

	Level 1	Level 2	Level 3	Total
	US$’000	US$’000	US$’000	US$’000
30 June 2026
Assets
Equity financial assets, at FVPL	—	—	2,294	2,294
Derivative financial instruments	—	40,227	10,877	51,104
Total assets	—	40,227	13,171	53,398

Liabilities
Derivative financial instruments	—	26,957	33,412	60,369
Total liabilities	—	26,957	33,412	60,369

31 December 2025
Assets
Equity financial assets, at FVOCI	11,710	—	—	11,710
Equity financial assets, at FVPL	—	—	1,597	1,597
Derivative financial instruments	—	9,179	19,832	29,011
Total assets	11,710	9,179	21,429	42,318

Liabilities
Derivative financial instruments	—	13,836	10,973	24,809
Total liabilities	—	13,836	10,973	24,809